Note 14 - Net Income (Loss) Per Share (Tables)	12 Months Ended
Oct. 31, 2018
Notes Tables
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years ended October 31,
	2018	2017	2016
Net income (loss) attributable to OCC (numerator)	$1,068,753	$(1,738,771)	$(1,778,822)
Shares (denominator)	7,593,435	6,546,862	6,443,162
Basic and diluted net income (loss) per share	$0.14	$(0.27)	$(0.28)